Accounts Receivable (Schedule Of Accounts Receivable Net Of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	$ 151,051	$ 144,083
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	147,685	137,498
U.S. Government And Prime Contractors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	$ 3,366	$ 6,585